Related Parties - Balances of Receivables and Payables with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Receivables	¥ 322,199	¥ 223,246
Payables	158,205	135,395
Affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	29,067	19,120
Payables	127,793	108,267
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	293,132	204,126
Payables	¥ 30,412	¥ 27,128